Cover	Sep. 19, 2025
Cover [Abstract]
Entity Registrant Name	AnTix Holdings, Inc.
Entity Central Index Key	0001331612
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Emerging Growth Company	false
Document Period End Date	Sep. 19, 2025
Entity File Number	000-24189
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	33-1130446
Entity Address Address Line 1	2310 York St
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Blue Island
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60406
City Area Code	708
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	925-9424